Segment, Product and Geographic Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment revenues	$ 691,789	$ 840,542	$ 770,739
Segment operating income (loss)	30,672	72,725	74,343
Non operating income, net	2,195	12,769	1,057
Consolidated earnings before income taxes	32,867	85,494	75,400
Significant noncash items:
Share based compensation	1,818	1,929	1,840
Depreciation and amortization	14,164	14,592	14,309
Driver Ic [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment revenues	560,399	672,068	644,500
Segment operating income (loss)	59,506	92,290	89,162
Significant noncash items:
Share based compensation	1,206	1,341	1,359
Depreciation and amortization	3,591	3,449	7,564
Non-driver products [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment revenues	131,390	168,474	126,239
Segment operating income (loss)	(28,834)	(19,565)	(14,819)
Significant noncash items:
Share based compensation	612	588	481
Depreciation and amortization	$ 10,573	$ 11,143	$ 6,745